Expense Example	Oct. 28, 2026 USD ($)
HCM Defender 100 Index ETF | HCM Defender 100 Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
HCM Defender 500 Index ETF | HCM Defender 500 Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,248